Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant accounting policies
Summary of Group's cash and cash equivalents deposited in financial institutions locations

	As of December 31,
	2023	2024
	RMB	RMB
Financial institutions in the mainland PRC
—Denominated in RMB	2,414,169	2,496,135
—Denominated in USD	3,614	3,717
Total cash balances held at mainland PRC financial institutions	2,417,783	2,499,852
Hong Kong
—Denominated in RMB	9,904	9,919
—Denominated in USD	194,145	367,467
Total cash balances held at the Hong Kong financial institutions	204,049	377,386
Cayman Islands
—Denominated in RMB	272	600,273
—Denominated in USD	218,703	140,940
Total cash balances held at the Cayman Islands financial institutions	218,975	741,213
Total cash and cash equivalents balances held at financial institutions	2,840,807	3,618,451

Schedule of estimated useful lives property and equipment

Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Equipment, fixtures and furniture, and other fixed assets	5 - 10 years

Schedule of amortization period of intangible assets
Purchased software	3 - 10 years

Summary of activities of the asset retirement obligation liability

	As of December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	3,773	3,958
Accretion expense	185	174
Balance at the end of the year	3,958	4,132

Summary of customers of prepayment, other current assets and vendors of total retail costs

The Company’s hotel operating costs and retail costs include the costs of hotel supplies and retail products purchased from third party vendors. The following table summarizes vendors with greater than 10% of Company’s purchase of products.

	Years ended December 31,
	2022	2023	2024
Vendor A	*	14%	15%
*	Less than 10%